U.S. Securities and Exchange Commission

Washington, D.C.  20549



Form 24F-2



Annual Notice of Securities Sold

Pursuant to Rule 24f-2





1.	Name and address of issuer:		THE KENWOOD FUNDS

						10 S. LASALLE STREET										SUITE 3610

						CHICAGO, IL  60603



2.	Name of each series or class of funds for which this notice
is filed:



			THE KENWOOD GROWTH & INCOME FUND



3.	Investment Company Act File Number:  		811-7521



	Securities Act File Number:				333-1171



4.	Last day of fiscal year for which this notice is filed:



APRIL 30, 1997



5.	Check box if this notice is being filed more than 180 days
after the close of the issuer's fiscal year for purposes of
reporting securities sold after the close of the fiscal year but
before termination of the issuer's 24f-2 declaration:     [ ]







6.	Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6):

NOT APPLICABLE



7.	Number and amount of securities of the same class or series
which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

								0



8.	Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

								0



9.	Number and aggregate sale price of securities sold during the fiscal year:



		NUMBER:	     113,258

		AMOUNT:	$1,225,883



10.	Number and aggregate sale price of securities sold during
the fiscal year in reliance upon registration pursuant to rule
24f-2:



		NUMBER:	     113,258

		AMOUNT:	$1,225,883



11.	Number and aggregate sale price of securities issued during
the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):



		NUMBER:	         556

		AMOUNT:	    $5,927



12.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
year in reliance on rule 		24f-2 (from Item 10):

									$1,225,883



	(ii)	Aggregate price of shares issued in connection with
dividend reinvestment plans (from Item 11, if applicable):

									+$ 5,927



	(iii)	Aggregate price of shares redeemed or repurchased during
the fiscal year (if applicable):

									-$3,774



	(iv)	Aggregate price of shares redeemed or repurchased and
previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

									+       0



	(v)	Net aggregate price of securities sold and issued during
the fiscal year in reliance on rule 24f-2 [line (i), plus line
(ii), less line (iii), plus line (iv)] (if applicable):

									$1,228,036



	(vi)	Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other applicable law or regulation (see
Instruction C.6):

									x1/3300



	(vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:

									$372



Instruction:	Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13.	Check box if fees are being remitted to the Commission's
lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).



						[X]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



June 27, 1997



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title) *	/s/ Barbara L. Bowles
											Barbara L. Bowles

				President





Date 	June  27, 1997



	*Please print the name and title of the signing officer below the signature.